Document and Entity Information	Jul. 15, 2019
Document And Entity Information
Document Type	497
Document Period End Date	Jul. 15, 2019
Entity Registrant Name	THORNBURG INVESTMENT TRUST
Entity Central Index Key	0000816153
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 15, 2019
Document Effective Date	Jul. 15, 2019
Prospectus Date	Feb. 01, 2019